Acquisition - Schedule of Identified Assets Acquired and Liabilities Assumed (Details) - Proplus [Member]	12 Months Ended
Mar. 31, 2026 USD ($)
Fair value of consideration transferred:
Cash	$ 10,000,000
Total purchase consideration	10,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	145,532
Prepayment	1,142
Prepayments for software development costs	802,817
Intangible asset	2,338,028
Other payables and accrued liabilities	(119,882)
Amounts due to related parties	(6,654)
Contract liabilities	(1,741,094)
Deferred tax liability	(584,507)
Total identifiable net assets	835,382
Goodwill	$ 9,164,618